FINANCIAL INSTRUMENTS - Sensitivity analysis to foreign currency risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in NIS against Dollar	$ (133)	$ (149)
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in EURO against Dollar	66	60
Sensitivity analysis of equity increase (decrease), impact of 5% favourable change in other currencies (mainly British Pound) against Dollar	27
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in NIS against Dollar	(133)	(149)
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in EURO against Dollar	66	$ 60
Sensitivity analysis of profit (loss) increase (decrease), impact of 5% favourable change in other currencies (mainly British Pound) against Dollar	$ 27